Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 77,271	$ 65,173		$ 62,371
Cost of revenue	(25,194)	(21,236)		(19,458)
Gross profit	52,077	43,937		42,913
Research and development costs	(34,216)	(34,366)		(36,969)
Selling and marketing costs	(36,118)	(29,369)		(28,423)
General and administrative costs	(52,563)	(46,953)		(53,301)
Other operating (loss) income, net	(86)	183		954
Operating loss	(70,906)	(66,568)		(74,826)
Interest income	1,872	3,362		4,547
Interest expense	(4,554)	(1,913)		(588)
Fair value adjustments on warrant obligations	(497)	370	[1]	0	[1]
Foreign exchange (losses) gains, net	(3,402)	3,479		(7,628)
Loss before income taxes	(77,487)	(61,270)	[1]	(78,495)	[1]
Income tax expense	(1,512)	(1,223)		(486)
Loss for the year	(78,999)	(62,493)		(78,981)
Attributable to the owners of the parent	$ (78,999)	$ (62,493)		$ (78,981)
Earnings per share [abstract]
Basic loss per share (in dollars per share)	$ (1.17)	$ (0.95)		$ (1.22)
Diluted loss per share (in dollars per share)	$ (1.17)	$ (0.95)		$ (1.22)

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.